28. EFFECT OF MOVEMENTS IN EXCHANGE RATES (Details) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 37,486,337	$ 31,162,346	$ 47,213,517	$ 30,635,184
Other current financial assets	8,275,354	10,265,207
Other current non-financial assets	6,340,765	6,935,589
Trade and other accounts receivable	190,675,390	187,422,436
Trade receivables due from related parties, current	2,581,328	11,379,684
Inventory	277,389,786	235,733,091
Biological assets, current	20,782,597	18,949,252
Current tax assets	24,283,220	30,059,783
Other current assets	31,092	0
Total current assets	567,845,869	531,907,388
Non-current assets
Other non-current financial assets	25,741,638	25,591,638
Other non-current non-financial assets	3,379,836	4,227,938
Non-current accounts receivables	693,696	742,414
Investments accounted for using equity method	21,262,939	21,819,709	23,433,439
Intangible assets, net	47,719,373	43,426,623
Goodwill	69,028,561	31,021,819
Property, plant and equipment	391,263,749	381,736,948	361,938,676
Deferred tax assets	19,232,446	16,352,110
Total non-current assets	578,322,238	524,919,199	495,369,399
Total assets	1,146,168,107	1,056,826,587	$ 1,015,838,586
CHILEAN PESO
Current assets
Cash and cash equivalents	7,164,521	16,053,806
Other current financial assets	2,532,634	2,425,216
Other current non-financial assets	2,028,792	3,752,274
Trade and other accounts receivable	31,679,861	41,977,573
Trade receivables due from related parties, current	424,521	355,759
Inventory	167,649,145	149,597,163
Biological assets, current	17,918,152	16,005,454
Current tax assets	22,779,805	27,288,090
Other current assets	31,092	0
Total current assets	252,208,523	257,455,335
Non-current assets
Other non-current non-financial assets	1,429,066	1,088,304
Investments accounted for using equity method	21,262,939	21,819,709
Intangible assets, net	17,101,789	16,062,767
Property, plant and equipment	296,788,918	295,303,234
Deferred tax assets	13,605,813	11,788,938
Total non-current assets	350,188,525	352,503,010
USD
Current assets
Cash and cash equivalents	15,656,759	7,704,436
Other current financial assets	2,643,697	1,906,957
Other current non-financial assets	2,727,870	1,893,030
Trade and other accounts receivable	71,347,963	63,583,789
Trade receivables due from related parties, current	67,035	8,695,937
Inventory	85,624,342	66,985,019
Biological assets, current	2,864,445	2,943,798
Current tax assets	405,612	1,664,687
Total current assets	181,337,723	155,377,653
Non-current assets
Other non-current financial assets	6,507,358	11,884,652
Other non-current non-financial assets	848	102,447
Intangible assets, net	29,589,179	26,361,987
Goodwill	69,028,561	31,021,819
Property, plant and equipment	74,845,414	66,727,309
Deferred tax assets	4,171,813	3,121,230
Total non-current assets	184,143,173	132,779,386
CAD
Current assets
Cash and cash equivalents	467,436	265,248
Other current financial assets	117,954	74,000
Other current non-financial assets	4,051	3,904
Trade and other accounts receivable	4,233,481	3,426,940
Trade receivables due from related parties, current	2,089,772	2,327,988
Current tax assets	0	681
Total current assets	6,912,694	6,098,761
Non-current assets
Other non-current financial assets	322,828	826,950
Intangible assets, net	18,528	18,528
Property, plant and equipment	572	1,153
Deferred tax assets	0
Total non-current assets	341,928	846,631
EUR
Current assets
Cash and cash equivalents	1,771,178	1,266,185
Other current financial assets	1,129,685	720,213
Other current non-financial assets	8,655	15,108
Trade and other accounts receivable	18,840,714	19,324,660
Inventory	926,862	1,088,494
Total current assets	22,677,094	22,414,660
Non-current assets
Other non-current financial assets	1,668,290	3,612,589
Intangible assets, net	102,202	102,202
Property, plant and equipment	3,610,567	3,610,748
Deferred tax assets		30,270
Total non-current assets	5,381,059	7,355,809
UF
Current assets
Other current financial assets	717,821	2,125,197
Other current non-financial assets	1,173,890	970,445
Trade and other accounts receivable	113,998	111,841
Total current assets	2,005,709	3,207,483
Non-current assets
Other non-current financial assets	13,068,969	4,921,458
Other non-current non-financial assets	1,949,922	3,037,187
Intangible assets, net	695,351	695,351
Property, plant and equipment	15,761,829	15,761,829
Total non-current assets	31,476,071	24,415,825
GBP
Current assets
Cash and cash equivalents	5,191,304	2,583,910
Other current financial assets	926,864	2,069,965
Other current non-financial assets	107,205	72,488
Trade and other accounts receivable	33,945,104	27,998,285
Inventory	12,699,160	7,746,875
Current tax assets	0	229,616
Total current assets	52,869,637	40,701,139
Non-current assets
Other non-current financial assets	4,158,838	4,345,989
Intangible assets, net	157,545	137,435
Property, plant and equipment	82,663	117,250
Total non-current assets	4,399,046	4,600,674
SEK
Current assets
Cash and cash equivalents	556,100	397,861
Other current financial assets	37,858	102,559
Other current non-financial assets	30,283	16,497
Trade and other accounts receivable	3,445,737	3,522,919
Inventory	2,670,735	2,788,348
Current tax assets	175,616	170,447
Total current assets	6,916,329	6,998,631
Non-current assets
Other non-current financial assets	15,355	0
Intangible assets, net	5,131	5,131
Total non-current assets	20,486	5,131
NOK
Current assets
Cash and cash equivalents	2,352,388	1,155,693
Other current financial assets	45,585	62,399
Other current non-financial assets	26,897	13,088
Trade and other accounts receivable	2,261,241	2,861,076
Inventory	1,333,558	994,328
Total current assets	6,019,669	5,086,584
Non-current assets
Intangible assets, net	12,061	12,061
Total non-current assets	12,061	12,061
BRL
Current assets
Cash and cash equivalents	1,484,743	1,205,972
Other current financial assets	108,157	565,391
Other current non-financial assets	42,556	47,687
Trade and other accounts receivable	11,477,379	14,174,980
Inventory	2,735,868	3,503,861
Current tax assets	561,786	16,851
Total current assets	16,410,489	19,514,742
Non-current assets
Non-current accounts receivables	693,696	742,414
Intangible assets, net	23,588	13,707
Property, plant and equipment	58,817	91,125
Deferred tax assets	1,068,227	1,046,136
Total non-current assets	1,844,328	1,893,382
CNY
Current assets
Cash and cash equivalents	479,058	178,350
Other current non-financial assets	158,915	131,085
Trade and other accounts receivable	8,380	8,441
Total current assets	646,353	317,876
Non-current assets
Property, plant and equipment	8,843	8,949
Total non-current assets	8,843	8,949
MXN
Current assets
Cash and cash equivalents	2,352,868	264,857
Other current financial assets	15,099	213,310
Other current non-financial assets	26,303	15,001
Trade and other accounts receivable	13,320,226	10,430,247
Inventory	3,750,116	3,029,003
Current tax assets	340,320	647,128
Total current assets	19,804,932	14,599,546
Non-current assets
Intangible assets, net	13,999	17,454
Property, plant and equipment	104,546	114,851
Deferred tax assets	371,822	360,470
Total non-current assets	490,367	492,775
ZAR
Current assets
Cash and cash equivalents	9,982	86,028
Other current non-financial assets	5,348	4,982
Trade and other accounts receivable	1,306	1,685
Current tax assets	20,081	42,283
Total current assets	36,717	134,978
Non-current assets
Property, plant and equipment	1,580	500
Deferred tax assets	14,771	5,066
Total non-current assets	$ 16,351	$ 5,566